Research and Development, Net (Tables)	12 Months Ended
Dec. 31, 2021
Research and Development [Abstract]
Schedule of research and development, net
	Year ended December 31,
	2021	2020	2019
	USD in thousands

Payroll and related expenses	7,556	5,922	5,679
Subcontracted work and consulting	1,751	1,534	3,123
Share-based payments to service provider	118	67	37
Rent and office maintenance	810	671	720
Travel expenses	44	54	236
Other	309	415	492
Less participation in grants	(351)	--	--
Sales of prototypes	(67)	(100)	(77)
	10,170	8,563	10,210